Voya VACS Series SC Fund Average Annual Total Returns - No Class			12 Months Ended	34 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent			8.30%	8.55%
Performance Inception Date		Mar. 03, 2023
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.22%	5.85%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.07%	5.44%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	4.85%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.49%	5.21%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.